Dividend (Ergotron, Inc)	12 Months Ended
Dec. 31, 2009
Ergotron, Inc
DIVIDEND

NOTE O —	DIVIDEND

In October 2009, the Board of Directors of the Company declared a dividend of $0.50 per share payable to shareholders of record on December 18, 2009. Dividends totaling $4,746,848 were paid on December 30, 2009.